Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 420,675	$ 448,773
Cost of sales	(343,830)	(335,510)
Income from mine operations	76,845	113,263
General and administrative expenses	(32,941)	(20,307)
Exploration, evaluation and reclamation expenses	(14,009)	(15,981)
Impairment reversal	0	24,357
Operating income	29,895	101,332
Interest earned and other finance income	11,761	6,130
Interest expense and other finance costs	(33,630)	(34,870)
Other expenses	(9,149)	(3,067)
Foreign exchange gain	9,213	5,062
Income before tax	8,090	74,587
Income tax expense	(8,121)	(3,121)
Net (loss) income	(31)	71,466
Attributable to:
Equity holders of SSR Mining	6,379	69,316
Non-controlling interest	$ (6,410)	$ 2,150
Net income per share attributable to equity holders of SSR Mining
Basic (usd per share)	$ 0.05	$ 0.58
Diluted (usd per share)	$ 0.05	$ 0.57